Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
ASSETS
Cash and due from financial institutions	$ 1,870	$ 2,337
Interest-bearing demand deposits	7,991	7,606
Cash and cash equivalents	9,861	9,943
Time deposits in other financial institutions	6,962	5,692
Securities available for sale	1,045	48
Securities held-to-maturity, at amortized cost- approximate fair value of $775 and $998 at June 30, 2019 and 2018, respectively	775	1,002
Loans, net of allowance of $1,456 and $1,576 at June 30, 2019 and 2018, respectively	280,969	270,310
Real estate owned, net	710	710
Premises and equipment, net	5,028	5,652
Federal Home Loan Bank stock, at cost	6,482	6,482
Accrued interest receivable	758	706
Bank-owned life insurance	2,518	2,444
Goodwill	14,507	14,507
Prepaid federal income taxes	266	144
Prepaid expenses and other assets	890	754
Total assets	330,771	318,394
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	195,836	195,653
Federal Home Loan Bank advances	66,703	53,052
Advances by borrowers for taxes and insurance	763	762
Accrued interest payable	28	22
Deferred federal income taxes	701	443
Deferred revenue		558
Other liabilities	462	701
Total liabilities	264,493	251,191
Commitments and contingencies
Shareholders' equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	35,056	35,085
Retained earnings	33,867	34,050
Unearned employee stock ownership plan (ESOP)	(476)	(663)
Treasury shares at cost, 266,549 and 151,549 common shares at June 30, 2019 and 2018, respectively	(2,259)	(1,355)
Accumulated other comprehensive income	4
Total shareholders' equity	66,278	67,203
Total liabilities and shareholders' equity	$ 330,771	$ 318,394